UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                      811-23171

NB Crossroads Private Markets Fund IV (TI) - Client LLC
(Exact name of registrant as specified in charter)

325 North Saint Paul Street
49th Floor
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President
Neuberger Berman Investment Advisers LLC
53 State Street
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:               (212) 476-8800

Date of fiscal year end:        March 31

Date of reporting period:        September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2018

NB Crossroads Private Markets Fund IV (TI) - Client LLC

For the six months ended September 30, 2018

NB Crossroads Private Markets Fund IV (TI) – Client LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2018 (Unaudited)

Assets

Investment in the Company, at fair value	$87,380,974
Cash and cash equivalents	8,006,464
Other receivables	120,000
Interest receivable	16,298

Total Assets	$95,523,736

Liabilities

Distribution and servicing fees payable	$413,495
Tax fees payable	60,956
Due to affiliates	14,926
Audit fees payable	10,262
Administration service fees payable	4,875
Other payables	10,890

Total Liabilities	515,404

Commitments and contingencies (Note 4)

Members’ Equity - Net Assets	$95,008,332

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$90,968,724
Accumulated net investment loss	(5,603,402)
Accumulated realized gain on investments	819,569
Accumulated net unrealized appreciation on investments	8,823,441

Total Members' Equity - Net Assets	$95,008,332

Units of Membership Interests outstanding (unlimited units authorized)	152,361.97
Net Asset Value Per Unit	$623.57

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund IV (TI) – Client LLC

Statement of Operations

For the six months ended September 30, 2018 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$17,964
Expenses	(810,528)

Total Net Investment Loss Allocated from the Company	(792,564)

Fund Income:

Interest income	72,002

Total Fund Income	72,002

Fund Expenses:

Distribution and servicing fees	826,988
Tax fees expense	25,000
Audit fees	10,762
Administration service fees	9,750
Other fees	41,251

Total Fund Expenses	913,751

Net Investment Loss	(1,634,313)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)

Net realized gain on investment	819,569
Net change in unrealized appreciation on investment in the Company	6,456,764

Net Realized and Change in Unrealized Gain on Investment in the Company	7,276,333

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$5,642,020

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Statement of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2018 (Audited)

Total Members
Members' committed capital	$206,747,100

Members' equity at April 1, 2017	$2,304,811
Capital contributions	50,243,686
Net investment loss	(2,763,340)
Net change in unrealized appreciation on investment in the Company	2,366,677
Members' equity at March 31, 2018	$52,151,834

For the six months ended September 30, 2018 (Unaudited)

Total Members
Members' committed capital	$206,747,100

Members' equity at April 1, 2018	$52,151,834
Capital contributions	37,214,478
Net investment loss	(1,634,313)
Net realized gain on investment in the Company	819,569
Net change in unrealized appreciation on investment in the Company	6,456,764
Members' equity at September 30, 2018	$95,008,332

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Statement of Cash Flows

For the six months ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$5,642,020
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(38,765,081)
Change in fair value of investment in the Company	(6,483,769)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(3,469)
Increase (decrease) in tax fees payable	10,956
Increase (decrease) in due to affiliaties	14,354
Increase (decrease) in audit fees payable	(10,262)
Increase (decrease) in other payables	2,452

Net cash provided by (used in) operating activities	(39,592,799)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	37,126,978
Net cash provided by (used in) financing activities	37,126,978

Net change in cash and cash equivalents	(2,465,821)
Cash and cash equivalents at the beginning of the period	10,472,285

Cash and cash equivalents at the end of the period	$8,006,464

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Financial Highlights

	For the six months ended September 30, 2018 (Unaudited)	For the year ended March 31, 2018	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$582.50	$596.94	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(13.05)	(46.27)	(403.06)
Net change in realized and unrealized gain on investments	54.12	31.83	-
Net decrease in net assets resulting from operations after incentive carried interest	41.07	(14.44)	(403.06)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-	-
NET ASSET VALUE, END OF PERIOD	$623.57	$582.50	$596.94
TOTAL NET ASSET VALUE RETURN (1), (2)	7.05%	(2.42)%	(34.35	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$95,008	$52,152	$2,305
Ratios to Average Members' Equity - Net Assets: (4), (5)
Expenses excluding incentive carried interest	4.80%	9.73%	289.62%
Net change in incentive carried interest	-	-	-
Expenses including incentive carried interest	4.80%	9.73%	289.62%
Net investment loss excluding incentive carried interest	(4.54)%	(9.34)%	(285.14)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before and after incentive carried interest (6)	5.93%	(3.73)%	(76.84)%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TI Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 (Commencement of operations) through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(4)	Ratios include expenses allocated from the Company.
(5)	For the six months ended September 30, 2018, the ratios are annualized. For the period ended March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For year ended March 31, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV (TI), LLC (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on February 29, 2016. The TI Fund commenced operations on November 15, 2016. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TI Fund may be extended by majority interest of its Members as defined in the TI Fund’s limited liability company agreements (the “LLC Agreement”).

The TI Fund’s investment objective is to provide attractive long-term returns. The TI Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) and by co-investing directly in portfolio companies. Neither the Company, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements. The percentage of the Company's members' contributed capital owned by the TI Fund at September 30, 2018 was approximately 61.84%.

The Board has overall responsibility to manage and supervise the operation of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the TI Fund.

2. Significant Accounting Policies

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

B. Valuation of Investments

The value of the TI Fund's investment in the Company reflects the TI Fund's proportionate interest in the total members' contributed capital of the Company at September 30, 2018. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these financial statements.

C. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members' Capital can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2018, the TI Fund held $8,006,464 in an overnight sweep that is deposited into a money market account.

D. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Investment Gains and Losses

The TI Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TI Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these financial statements.

F. Income Taxes

The TI Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

7

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

The cost of the TI Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company. Based on the amounts reported to the TI Fund on Schedule K-1 (where available) as of December 31, 2017, and after adjustment for purchases and sales between December 31, 2017 and September 30, 2018, the estimated cost of the TI Fund’s investment in the Company at September 30, 2018, for federal income tax purposes aggregated $80,017,265. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund's investment in the Company was estimated to be $7,363,709.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the six months ended September 30, 2018. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2018, the TI Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TI Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: distribution and servicing fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

3. Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

In consideration for the services provided under the Placement Agreement, the TI Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing Fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.80% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Members’ total commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2018, the TI Fund incurred Distribution and Servicing Fee totaling $826,988.

8

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $4,875 per calendar quarter. For the six months ended September 30, 2018, the TI Fund incurred administration service fees totaling $9,750.

The Board consists of six managers, each of whom is not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2018, the Company incurred $105,000 in Independent Managers’ fees, of which $64,937 was allocated to the TI Fund.

As of September 30, 2018, four Members had ownership of approximately 12.09%, 9.67%, 8.94%, and 6.85% of the TI Fund’s total commitments and are deemed “affiliated members”, as defined in the Investment Company Act, (the “Affiliated Members”). The affiliation between the Affiliated Members and the TI Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2018 capital commitments from Members totaled $206,747,100. Capital contributions received by the TI Fund with regard to satisfying Member commitments totaled $90,968,724, which represents approximately 44% of committed capital at September 30, 2018.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2018, the TI Fund issued 62,830.68 units.

The net profits or net losses of the TI Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the TI Fund’s limited liability company agreement. Distributions from the TI Fund are made in the following priority:

9

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

(a) First, to Members of the TI Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 93.5% - 6.5% split between the Members and the Special Member (as defined in Note 1 of the Company’s notes), respectively. The Special Member will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Special Member in the period in which it occurs. At September 30, 2018, the accrued and unpaid Incentive Carried Interest was $0.

5. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

10

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

On November 9, 2018, the TI Fund made a capital call equal to 5% of Members’ commitments.

The TI Fund has evaluated all events subsequent to the balance sheet date of September 30, 2018, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Supplemental Information

September 30, 2018 (Unaudited)

Proxy Voting and Form N-Q

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the period ended September 30, 2018.

The TI Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TI Fund’s Forms N-Q (i) are available at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) may be obtained at no charge by calling the TI Fund at 212-476-8800.

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NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2018

13

NB Crossroads Private Markets Fund IV Holdings LLC

For the six months ended September 30, 2018

14

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2018 (Unaudited)

Assets

Investments, at fair value (cost $123,327,152)	$137,594,410
Cash and cash equivalents	4,724,893
Prepaid insurance	57,885
Interest receivable	9,237
Due from affiliates	3,619

Total Assets	$142,390,044

Liabilities

Advisory fees payable	$459,668
Due to portfolio fund	439,528
Insurance payable	66,440
Administration service fees payable	34,696
Legal fees payable	27,528
Tax fees payable	27,266
Audit fees payable	24,992
Due to affiliates	19,743
Other payables	777

Total Liabilities	$1,100,638

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$141,289,406

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$129,542,914
Members’ capital distributed	(3,191)
Accumulated net investment loss	(3,842,794)
Accumulated net realized gains	1,325,220
Accumulated net unrealized appreciation on investments	14,267,257

Total Members' Equity - Net Assets	$141,289,406

Units of Membership Interests outstanding (unlimited units authorized)	899,006.37
Net Asset Value Per Unit	$157.16

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2018 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Large-cap Buyout (16.65%)
BC European Capital X - Hulk co-Investment (1) LP	Co-investment	07 /2018	North America	$2,693,124
Carlyle Partners VII, L.P.	Primary	-	North America	-
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-09/2018	North America	2,226,470
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	2,034,413
CVC Capital Partners VII, L.P.	Primary	-	Europe	148,485
Gorilla Aggregator L.P.	Co-investment	10 /2017	North America	3,729,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10 /2017	Europe	3,084,574
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,515,757
SLP Blue Co-Invest, L.P.	Co-investment	06 /2018	North America	1,802,062
TPG Healthcare Partners, L.P.	Primary	-	North America	-
TPG Partners VIII, L.P.	Primary	-	North America	-
Uno Co-Invest L.P.	Co-investment	06 /2017	North America	4,290,000
				23,523,885
Small and Mid-cap Buyout (49.27%)
BC Holdco, LLC	Co-investment	11 /2017	North America	2,400,000
ByLight InvestCo LP	Co-investment	05 /2017	North America	2,036,793
Charlesbank Equity Fund IX, L.P.	Primary	07 /2018	North America	807,425
CHG PPC Investor LLC	Co-investment	03 /2018	North America	1,232,000
CI Capital Investors II, L.P.	Secondary	06/2017-08/2018	North America	273,762
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-06/2018	North America	2,847,638
EQT Mid Market Europe, L.P.	Primary	08/2017-08/2018	Europe	4,300,186
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-06/2018	Asia	1,187,757
Further Global Capital Partners, L.P.	Primary	03/2018-07/10/18	North America	2,938,020
JLL MedPlast Topco, L.P.	Co-investment	06 /2018	North America	1,640,000
KKR Global Infrastructure Investors III L.P.	Primary	-	North America	-
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-04/2018	Europe	3,762,032
MHS Acquisition Holdings, LLC	Co-investment	03/2017-03/2018	North America	999,577
Milani Aggregator LLC	Co-investment	06 /2018	North America	1,522,500
MND Holdings I Corp	Co-investment	07 /2017	North America	1,750,000
NB Excelitas LP	Co-investment	11 /2017	North America	4,125,000
NB Pitman 13 Holdings L.P.	Co-investment	06 /2018	South America	3,060,177
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	3,076,512
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-06/2018	North America	3,072,541
OHCP IV SF COI, L.P.	Co-investment	01 /2018	North America	639,343
Optimum Evolution Fund SIF-Property II	Secondary	02 /2018	Europe	2,772,230
PPC Fund II, L.P.	Primary	04/2018-08/2018	North America	1,631,437
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-09/2018	North America	3,064,438
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	4,539,133
Veritas Capital Fund VI, L.P.	Primary	06/2017-08/2018	North America	5,023,154
VSC RST Holdco, L.P.	Co-investment	08 /2017	North America	2,738,565
Webster Capital IV, L.P.	Primary	07/2018-09/2018	North America	1,116,266
Wind Point Partners CV1, L.P.	Secondary	09 /2018	North America	4,268,279
WR Environmental Aggregator LLC	Co-investment	04 /2017	North America	880,000
Wrigley Co-Invest, L.P.	Co-investment	06/2018-08/2018	North America	1,914,081
				69,618,846
Special Situations (21.69%)
Apollo Investment Fund IX, L.P.	Primary	-	North America	-
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-09/2018	North America	7,768,288
Diligere Co-Investment Partners, LLC	Co-investment	02 /2018	North America	1,664,000
Epiris Fund II L.P.	Primary	05/2018-07/2018	Europe	2,445,775
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-08/2018	North America	4,060,526
NB Arch LP	Co-investment	09 /2017	North America	5,391,103
NB WM Co-Invest LP	Co-investment	09/2017-08/2018	North America	3,460,433
RugsUSA Parent Holdings, LLC	Co-investment	04 /2018	North America	1,000,000
Sycamore Partners III, L.P.	Primary	01/2018-09/2018	North America	1,911
Verscend Intermediate Holding Corp.	Co-investment	08 /2018	North America	4,850,000
				30,642,036
Venture Capital (9.77%)
Acquisition Super Holdings Inc.	Co-investment	06 /2018	North America	470,796
Alsop Louie Capital IV L.P.	Primary	11/2017-07/2018	North America	1,209,510
Battery Ventures XII, L.P.	Primary	03/2018-07/2018	North America	326,701
Battery XII Side Fund, L.P.	Primary	03/2018-08/2018	North America	199,633
Canaan XI L.P.	Primary	01/2018-09/2018	North America	887,176
Clearant Super Holdings Inc	Co-investment	06 /2018	North America	1,383,204
DFJ Growth III, L.P.	Primary	05/2017-09/2018	North America	1,899,561
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2018	Asia	1,739,512
Menlo Ventures XIV, L.P.	Primary	10/2017-07/2018	North America	1,277,140
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-09/2018	Europe	1,504,279
TPG Drake Co-Invest, L.P.	Co-investment	-	North America	2,865,198
TPG Tech Adjacencies, L.P.	Primary	07 /2018	North America	46,933
				13,809,643

Total Investments in Portfolio Funds (cost $123,327,152) (97.38%)				137,594,410
Other Assets & Liabilities (Net) (2.62%)				3,694,996
Members' Equity - Net Assets (100.00%)				$141,289,406

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2018 aggregated $123,327,152. Total fair value of illiquid and restricted securities at September 30, 2018 was $137,594,410 or 97.38% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Operations

For the six months ended September 30, 2018 (Unaudited)

Investment Income:

Interest income	$29,047

Total Investment Income	29,047

Operating Expenses:

Advisory fees	919,337
Legal fees	132,095
Independent Managers' fees	105,000
Administration service fees	52,071
Insurance expense	42,704
Audit fees	25,492
Tax fees expense	14,673
Other fees	19,228

Total Operating Expenses	1,310,600

Net Investment Loss	(1,281,553)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	1,325,220
Net change in unrealized appreciation on investments	10,440,406

Net Realized and Change in Unrealized Gain on Investments	11,765,626

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$10,484,073

The accompanying notes are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2018 (Audited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2017	$1,600,757	$-	$1,600,757
Capital contributions	63,698,343	668,909	64,367,252
Net investment loss	(1,642,767)	(25,624)	(1,668,391)
Net change in unrealized appreciation on investments	3,788,565	38,286	3,826,851
Members' equity at March 31, 2018	$67,444,898	$681,571	$68,126,469

For the six months ended September 30, 2018 (Unaudited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2018	$67,444,898	$681,571	$68,126,469
Capital contributions	62,054,953	627,102	62,682,055
Capital distributions	(3,191)	-	(3,191)
Net investment loss	(1,268,732)	(12,821)	(1,281,553)
Net realized gain on investments	1,311,962	13,258	1,325,220
Net change in unrealized appreciation on investments	10,335,955	104,451	10,440,406
Members' equity at September 30, 2018	$139,875,845	$1,413,561	$141,289,406

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Cash Flows

For the six months ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$10,484,073
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(1,325,220)
Contributions to investments	(61,816,119)
Distributions received from investments in Portfolio Funds	4,647,788
Net change in unrealized (appreciation) depreciation on investments	(10,440,406)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(23,736)
(Increase) decrease in interest receivable	(5,479)
(Increase) decrease in due from affiliates	(3,619)
(Increase) decrease in due from feeder fund	2,169
Increase (decrease) in insurance payable	66,440
Increase (decrease) in administration service fees payable	18,446
Increase (decrease) in legal fees payable	27,528
Increase (decrease) in tax fees payable	5,326
Increase (decrease) in audit fees payable	(24,991)
Increase (decrease) in due to affiliates	312
Increase (decrease) in other payables	(131)

Net cash provided by (used in) operating activities	(58,387,619)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	62,682,055
Distributions to Members	(3,191)

Net cash provided by (used in) financing activities	62,678,864

Net change in cash and cash equivalents	4,291,245
Cash and cash equivalents at beginning of period	433,648

Cash and cash equivalents at end of year	$4,724,893

Noncash activities
Distributions totaling $3,191 were made to the TE Fund and the Offshore Fund for taxes paid and/or accrued on behalf of the TE Fund and Offshore Fund.

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Highlights

	For the six months ended September 30, 2018 (Unaudited)	For the year ended March 31, 2018	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$144.52	$140.09	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(1.64)	(5.33)	(859.91)
Net unrealized gain on investments	14.28	9.76	-
Net increase in net assets resulting from operations	12.64	4.43	(859.91)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-	-
NET ASSET VALUE, END OF PERIOD	$157.16	$144.52	$140.09
TOTAL NET ASSET VALUE RETURN (1), (2)	8.75%	3.16%	(35.81	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$141,289	$68,126	$1,601
Ratios to Average Members' Equity - Net Assets: (4), (5)
Expenses	2.44%	4.66%	759.27%
Net investment loss	(2.39)%	(4.56)%	(757.67)%
Portfolio Turnover Rate (6)	4.99%	9.09%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	13.47%	3.36%	(95.48)%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average Members' Equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2018, the ratios are annualized. For the period ended March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period ended March 31, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”), NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) and NB Crossroads Private Markets Fund IV (Offshore) - Client LLC (the “Offshore Fund” and together with the TI Fund and the TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Company. The TE Fund and the Offshore Fund invest indirectly in the Company through NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Company”). Each of the TI Fund and the TE Fund is a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Offshore Fund, a Cayman Islands limited liability company, is not registered as an investment company under the Investment Company Act.  The percentage of the Offshore Company's shareholder capital owned by the TE Fund and Offshore Fund is 92.21% and 7.79%, respectively. The financial position and results of operations of the Offshore Company have been consolidated within the TE Fund's and the Offshore Fund’s consolidated financial statements. The Offshore Company and the Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Offshore Company and the Feeder Funds pursue their investment objectives by investing in the Company).

7

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2018, the TI Fund’s and the TE Fund’s and the Offshore Fund’s ownership of the Company’s Members’ contributed capital was 61.84%, 34.26% and 2.90%, respectively, with a NB affiliate’s (“Special Member”) (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being 1%.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Valuation of Investments

The Company computes its Net Asset Value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

8

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

9

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2018.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$5,763,413	$17,760,472	$23,523,885
Small and Mid-cap Buyout	-	-	10,632,246	58,986,600	69,618,846
Special Situations	-	-	5,850,000	24,792,036	30,642,036
Venture	-	-	1,383,204	12,426,439	13,809,643
Total	$-	$-	$23,628,863	$113,965,547	$137,594,410

Significant Unobservable Inputs

As of September 30, 2018, the Company had investments valued at $137,594,410. The fair value of investments valued at $113,965,547 in the Company's Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The fair value of the investments valued at $23,628,863 in the Company’s Schedule of Investments have been valued based on information provided by the Co-investment manager. During the period ending September 30, 2018 purchases to and sales from Level 3 investments were as follows:

Purchases	Sales
$10,790,837	$-

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2018.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2018 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

C. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2018, the Company held $4,724,893, in an overnight sweep that is deposited into a money market account.

D. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

10

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2017, and after adjustment for purchases and sales between December 31, 2017 and September 30, 2018, the estimated cost of the Portfolio Funds at September 30, 2018, for federal income tax purposes aggregated $119,931,922. The net unrealized appreciation for federal income tax purposes was estimated to be $17,662,488. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $19,564,676 and ($1,902,188), respectively.

11

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2017, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the period ended September 30, 2018. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period ended September 30, 2018, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: advisory fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Managers’ fees; and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

12

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

K. Recent Accounting Pronouncements

In August of 2018, the FASB issued ASU 2018-13 Topic 820, Disclosure Framework – Changes to the Disclosure Requirement for Fair Value Measurement. ASU 2018-13 removes the requirement to disclose the valuation policy for Level 3 investments and provides modifications to the requirements for disclosure on Level 3 investments as well as transfers within the fair value hierarchy. This update is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company has early adopted.  This guidance does not have a material impact on the Company’s financial statements.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company based on the Members' total Commitments. For the six months ended September 30, 2018, the Company incurred Advisory Fees totaling $919,337.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based the first day of each calendar quarters net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2018, the Company incurred administration service fees totaling $52,071.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2018, the Company incurred $105,000 in Independent Managers’ fees.

13

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

4. Capital Commitments from Members

At September 30, 2018, capital commitments from Members totaled $334,304,294. Capital contributions received by the Company with regard to satisfying Member commitments totaled $129,542,914 which represents approximately 39% of committed capital at September 30, 2018.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2018, the Company issued 427,592.76 units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2018, the Company had total capital commitments of $318,712,923 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $193,667,583 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$41,524,096
Small and Mid-cap Buyout	86,940,353
Special Situations	32,356,121
Venture	32,847,013
Total	$193,667,583

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following underlying investments represents 5% or more of Members’ Equity – Net Assets of the Company.

Cerberus Institutional Partners VI, L.P. represents 5.50% of Members’ Equity – Net Assets of the Company as of September 30, 2018. A fund that seeks to maximize total return on capital by seeking capital appreciation and current income thorough the development and management of a portfolio consisting of a broad range of distressed investments.

14

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

15

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2018 (Unaudited)

9. Subsequent Events

On October 30, 2018, the Company called an additional 2% of Feeder Funds’ commitments.

Company has evaluated all events subsequent to the balance sheet date of September 30, 2018, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

16

NB Crossroads Private Markets Fund IV Holdings LLC

Supplemental Information

September 30, 2018 (Unaudited)

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended September 30, 2018.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

17

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2018 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund IV Holdings LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at a meeting held on July 31, 2018 (the “Meeting”). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund is still in a commitment period, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were fair and reasonable.

18

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2018 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements.

19

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2018.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2018.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TI) - Client LLC

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
Date: December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)
Date: December 7, 2018

By	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)
Date: December 7, 2018